Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	or
Entity Registrant Name	Osisko Gold Royalties LTD
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	157,797,193
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY